Income taxes - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations	€ 2,203	€ 1,957	€ 1,382
Tax expense at the UK statutory rate	518	371	262
Taxation of foreign operations, net	43	115	72
Non-deductible expense items for tax purposes	15	2	2
Tax effect from change in tax rate	0	0	127
Deferred taxes not recognised	(10)	7	(7)
Adjustment in respect of prior periods	(32)	(59)	(62)
Income tax charge per the consolidated income statement	€ 534	€ 436	394
UK
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			123
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			2
Indonesia
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			€ 2